Leases (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Amortization of ROU asset	$ 619	$ 286	$ 146
Expenses related to short-term leases	149	0	0
Interest and CPI expenses on lease liability	$ 266	$ 9	$ 5